Financial assets at fair value through profits or loss (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Financial assets at fair value through profits or loss	$ 1,450	$ 1,189
Current assets
Financial assets at fair value through profits or loss	13,647	22,084
Total financial assets at fair value through profits or loss	15,097	23,273
Unlisted equity investments
Non-current assets
Financial assets at fair value through profits or loss	1,000	1,000
Fund investments
Non-current assets
Financial assets at fair value through profits or loss	450	189
Current assets
Financial assets at fair value through profits or loss	13,372	21,816
Hong Kong listed equity securities
Current assets
Financial assets at fair value through profits or loss	$ 275	$ 268